Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Listings [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38802
Entity Registrant Name	CASTOR MARITIME INC.
Entity Central Index Key	0001720161
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	223 Christodoulou Chatzipavlou Street
Entity Address, Address Line Two	Hawaii Royal Gardens
Entity Address, Postal Zip Code	3036
Entity Address, City or Town	Limassol
Entity Address, Country	CY
Entity Common Stock, Shares Outstanding	94,610,088
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1163
Auditor Name	Deloitte Certified Public Accountants S.A.
Auditor Location	Athens, Greece
Business Contact [Member]
Entity Listings [Line Items]
Contact Personnel Name	Petros Panagiotidis
Entity Address, Address Line One	223 Christodoulou Chatzipavlou Street
Entity Address, Address Line Two	Hawaii Royal Gardens
Entity Address, Postal Zip Code	3036
Entity Address, City or Town	Limassol
Entity Address, Country	CY
Country Region	357
City Area Code	25
Local Phone Number	357 767
Contact Personnel Fax Number	357 796
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares, $0.001 par value
Trading Symbol	CTRM
Security Exchange Name	NASDAQ
Preferred Share Purchase Rights under Stockholders Rights Agreement [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights under Stockholders Rights Agreement